Investments - Inter Pipeline (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
(Gain) loss from investment	$ (141)	$ 171	$ 293
Investment in Inter Pipeline Ltd.
Disclosure of financial assets [line items]
(Gain) loss from investment	(51)	68	(21)
Dividend income	(2)	(5)	(11)
(Gain) loss from investment	$ (53)	$ 63	$ (32)